OPERATING LEASES - OPERATING LEASE INCOME (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Leases [Abstract]
Operating lease income	$ 76,853	$ 145,549
Variable lease income	179	1,393
Total operating lease income	$ 77,032	$ 146,942